Description of Plan - Additional Information (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution, automatic, deferral rate	3.00%
Employee benefit plan employer contribution variable matching amount	$ 12,525,010	$ 14,704,344
Employee benefit plan, participant contribution, pre tax, minimum annual compensation to total compensation, percentage	1.00%
Employee benefit plan, participant contribution, pre-tax, maximum annual compensation to total compensation, percentage	75.00%
Employee benefit plan, participant contribution, after tax, minimum annual compensation to total compensation, percentage	1.00%
Employee benefit plan, participant contribution, after tax, maximum annual compensation to total compensation, percentage	9.00%
Employee benefit plan contribution limitations percentage	25.00%
Employee benefit plan contribution vesting description	Participant contributions and earnings thereon vest to the participant immediately. Company contributions and the earnings thereon vest 100% to the participant after three years of service.
Vest percentage	100.00%
Years of vesting service	3 years
Employee benefit plan, minimum amount per non-hardship in-service withdrawal	$ 200
Employee benefit plan, minimum participants with vested balances	7,000
Employee benefit plan, notes receivable from participant, account, minimum borrowing, amount	1,000
Employee benefit plan, notes receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant prime rate	1.00%
Employee benefit plan, forfeitures account balances	$ 72,025	$ 618,871
Employee benefit plan, forfeited account, decrease from employer contribution	$ 2,186,676
Salaried Employees and Non-union Hourly Employees
EBP, Description of Plan [Line Items]
Fixed matching contribution percentage	50.00%
Percentage on employee eligible compensation	6.00%
Employee benefit plan, participant contribution, pretax, maximum of eligible compensation percentage	3.00%
Union Hourly Employees
EBP, Description of Plan [Line Items]
Fixed matching contribution percentage	50.00%
Percentage on employee eligible compensation	6.00%
Employee benefit plan, participant contribution, pretax, maximum of eligible compensation percentage	3.00%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, notes receivable from participants loan term	5 years
Employee benefit plan, notes receivable from participants loan to purchase primary residence term	5 years
Employee benefit plan note receivable from participant interest rate	10.00%
Maximum | Salaried Employees and Non-union Hourly Employees
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution in pre-tax and roth contributions percentage	7.00%
Variable matching contribution percentage	50.00%
Additional variable matching contribution percentage	1.00%
Maximum | Union Hourly Employees
EBP, Description of Plan [Line Items]
Variable matching contribution percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, notes receivable from participants loan term	1 year
Employee benefit plan note receivable from participant interest rate	4.25%
Minimum | Salaried Employees and Non-union Hourly Employees
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution in pre-tax and roth contributions percentage	6.00%